As filed with the Securities and Exchange Commission on March 1, 2005
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10319

MUTUALS.com
(Exact name of registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Address of principal executive offices) (Zip code)

Dan Ahrens
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(800) 688-8257
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2005

Date of reporting period: December 31, 2004

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS
Generation Wave Aggressive Growth Fund		Ticker Symbol: GWAGX
December 31, 2004 (Unaudited)

Domestic Equity Funds	Shares	Market Value	% of Total
AIM Leisure Fund - Investor Class	24,703	$ 1,155,337	5.9%
Evergreen Health Care Fund - Class I	123,925	2,328,555	11.9%
FBR Small Cap Financial Fund - Class A	48,364	1,657,909	8.4%
Firsthand Technology Value Fund - Class I*	56,247	1,658,148	8.5%
Franklin Biotechnology Discovery Fund - Class A*	23,996	1,287,619	6.6%
Franklin Mutual Financial Services Fund - Class Z	115,016	2,352,069	12.0%
North Track PSE Tech 100 Index Fund - Class A*	146,675	3,322,178	17.0%
Vanguard Health Care Fund - Admiral Class	52,500	2,808,212	14.3%
Total Domestic Equity Funds (Cost $14,009,169)		16,570,027	84.6%

International Equity Funds
Matthews China Fund	92,528	1,296,315	6.6%
Matthews Korea Fund	359,561	1,467,008	7.5%
Total International Equity Funds (Cost $2,125,101)		2,763,323	14.1%

Money Market Fund
Federated Treasury Obligations Fund - Class IS	245,789	245,789	1.3%
Total Money Market Fund (Cost $245,789)		245,789	1.3%

Total Investments (Cost $16,380,059)		19,579,139	100.0%
Liabilities, less Other Assets		(1,265)	0.0%
Net Assets		$ 19,577,874	100.0%

* Non-income producing

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

PORTFOLIO OF INVESTMENTS
Generation Wave Growth Fund		Ticker Symbol: GWGFX
December 31, 2004 (Unaudited)

Domestic Balanced Fund	Shares	Market Value	% of Total
Calamos Growth and Income Fund - Class A	99,829	$ 2,976,901	8.8%
Total Domestic Balanced Fund (Cost $2,835,040)		2,976,901	8.8%

Domestic Equity Funds
Dodge & Cox Stock Fund	30,764	4,006,099	11.8%
Evergreen Health Care Fund - Class I	317,174	5,959,709	17.5%
FBR Small Cap Financial Fund - Class A	119,846	4,108,305	12.1%
Franklin Mutual Financial Services Fund - Class Z	225,960	4,620,892	13.6%
North Track PSE Tech 100 Index Fund - Class A*	41,421	938,184	2.8%
Vanguard Health Care Fund - Admiral Class	67,838	3,628,656	10.7%
Total Domestic Equity Funds (Cost $19,769,417)		23,261,845	68.5%

Global Equity Fund
PIMCO RCM Global Technology Fund - Institutional*	86,912	3,155,761	9.3%
Total Global Equity Fund (Cost $2,121,283)		3,155,761	9.3%

International Equity Funds
Dodge & Cox International Stock Fund	59,016	1,808,252	5.3%
Oakmark International Fund - Class I	73,045	1,543,441	4.6%
Total International Equity Funds (Cost $2,379,846)		3,351,693	9.9%

Money Market Fund
Federated Treasury Obligations Fund - Class IS	1,269,757	1,269,757	3.7%
Total Money Market Fund (Cost $1,269,757)		1,269,757	3.7%

Total Investments (Cost $28,375,343)		34,015,957	100.2%
Liabilities, less Other Assets		(60,803)	(0.2)%
Net Assets		$ 33,955,154	100.0%

* Non-income producing

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

PORTFOLIO OF INVESTMENTS
Generation Wave Alternative Growth Fund		Ticker Symbol: GWLGX
December 31, 2004 (Unaudited)

Domestic Balanced Fund	Shares	Market Value	% of Total
Oakmark Equity & Income Fund - Class I	61,815	$ 1,452,650	10.9%
Total Domestic Balanced Fund (Cost $1,447,135)		1,452,650	10.9%

Domestic Bond Funds
Evergreen Adjustable Rate Fund - Institutional	74,807	703,932	5.3%
PIMCO Real Return Fund - Institutional	144,675	1,662,313	12.4%
Total Domestic Bond Funds (Cost $2,377,663)		2,366,245	17.7%

Domestic Equity Funds
Calamos Growth Fund - Class A	22,281	1,180,444	8.8%
Dodge & Cox Stock Fund	14,461	1,883,095	14.1%
Franklin Mutual Financial Services Fund - Class Z	90,490	1,850,530	13.9%
Vanguard Health Care Fund - Admiral Class	28,716	1,536,051	11.5%
Total Domestic Equity Funds (Cost $4,952,978)		6,450,120	48.3%

Global Equity Fund
PIMCO RCM Global Technology Fund - Institutional*	35,782	1,299,247	9.7%
Total Global Equity Fund (Cost $929,317)		1,299,247	9.7%

International Equity Fund
Oakmark International Fund - Class I	60,665	1,281,847	9.6%
Total International Equity Fund (Cost $749,643)		1,281,847	9.6%

Money Market Fund
Federated Treasury Obligations Fund - Class IS	515,097	515,097	3.9%
Total Money Market Fund (Cost $515,097)		515,097	3.9%

Total Investments (Cost $10,971,833)		13,365,206	100.1%
Liabilities, less Other Assets		(17,512)	(0.1)%
Net Assets		$ 13,347,694	100.0%

* Non-income producing

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

PORTFOLIO OF INVESTMENTS
Vice Fund		Ticker Symbol: VICEX
December 31, 2004 (Unaudited)

COMMON STOCKS	Shares	Market Value	% of Total
Aerospace/Defense
Armor Holdings, Inc.*	10,000	$ 470,200	2.1%
Curtiss-Wright Corp.	6,600	378,906	1.7%
Engineered Support Systems, Inc.	6,519	386,055	1.7%
General Dynamics Corp.	3,000	313,800	1.4%
Honeywell International Inc.	13,500	478,035	2.1%
L-3 Communications Holdings, Inc.	12,500	915,500	4.1%
Lockheed Martin Corp.	12,000	666,600	3.0%
ManTech International Corp. - Class A*	14,600	346,604	1.5%
Northrop Grumman Corp.	11,000	597,960	2.6%
United Defense Industries, Inc.*	11,000	519,750	2.3%
United Technologies Corp.	4,600	475,410	2.1%
		5,548,820	24.6%

Alcoholic Beverages
Anheuser-Busch Companies, Inc.	17,600	892,848	3.9%
BJ's Restaurants Inc.*	28,000	392,000	1.7%
Brown-Forman Corp. - Class B	3,000	146,040	0.6%
Central European Distribution Corp.*	19,050	562,737	2.5%
Constellation Brands, Inc. - Class A*	15,400	716,254	3.2%
Diageo plc, ADR	10,800	625,104	2.8%
Fomento Economico Mexicano, S.A. de C.V., ADR	5,400	284,094	1.3%
Fortune Brands, Inc.	10,000	771,800	3.4%
Molson Coors Brewing Co. - Class B	3,600	272,412	1.2%
		4,663,289	20.6%

Casinos, Gambling & Lotteries
Alliance Gaming Corp.*	26,700	368,727	1.6%
Ameristar Casinos, Inc.	8,100	349,191	1.6%
GTECH Holdings Corp.	20,000	519,000	2.3%
Harrah's Entertainment, Inc.	11,400	762,546	3.4%
International Game Technology	32,000	1,100,160	4.9%
Kerzner International Ltd.*	2,300	138,115	0.6%
MGM MIRAGE*	9,100	661,934	2.9%
Mikohn Gaming Corp.*	35,100	358,722	1.6%
Multimedia Games, Inc.*	38,000	598,880	2.7%
Penn National Gaming, Inc.*	7,200	435,960	1.9%
Scientific Games Corp. - Class A*	16,400	390,976	1.7%
Shuffle Master, Inc.*	9,800	461,580	2.0%
		6,145,791	27.2%

Miscellaneous
Activision, Inc.*	15,800	318,844	1.4%
Electronic Arts Inc.*	8,300	511,944	2.3%
Guitar Center, Inc.*	4,600	242,374	1.1%
Harley-Davidson, Inc.	8,600	522,450	2.3%
Microsoft Corp.	12,600	336,546	1.5%
Netflix Inc.*	13,500	166,455	0.7%
SCP Pool Corp.	7,350	234,465	1.0%
		2,333,078	10.3%

Tobacco
Altria Group, Inc.	14,400	879,840	3.9%
British American Tobacco plc, ADR	17,800	616,770	2.7%
Imperial Tobacco Group plc, ADR	5,900	325,975	1.5%
Loews Corp. - Carolina Group	6,000	173,700	0.8%
Reynolds American Inc.	2,000	157,200	0.7%
Standard Commercial Corp.	9,800	190,708	0.9%
Swedish Match AB, ADR	1,600	186,288	0.8%
Universal Corp.	2,900	138,736	0.6%
UST Inc.	7,200	346,392	1.5%
		3,015,609	13.4%

Total Common Stocks (Cost $16,815,287)		21,706,587	96.1%

PREFERRED STOCK
Alcoholic Beverages
Companhia de Bebidas das Americas (AmBev), ADR	9,300	263,469	1.2%

Total Preferred Stock (Cost $149,434)		263,469	1.2%

SHORT-TERM INVESTMENTS
Variable Rate Demand Notes (1)
American Family Financial Services Inc., 2.0043%	342,786	342,786	1.5%
Wisconsin Corporate Central Credit Union, 2.0900%	150,012	150,012	0.7%
Total Short-Term Investments (Cost $492,798)		492,798	2.2%

Total Investments (Cost $17,457,519)		22,462,854	99.5%
Other Assets, in excess of Liabilities		121,215	0.5%
Net Assets		$22,584,069	100.0%

(1) Variable rate demand notes are considered short-term obligations and are payable upon demand.
Interest rates change periodically on specified dates. The rates listed are as of December 31, 2004.
* Non-income producing
ADR - American Depositary Receipt

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized, reported and made known to others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter ended December 31, 2004, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUTUALS.com

By:   /s/ Dan Ahrens
              Dan Ahrens, President and Treasurer

Date:  February 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By: /s/  Dan Ahrens
Dan Ahrens, President and Treasurer

Date:  February 24, 2005